Convertible Promissory Notes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible promissory notes	$ 0	$ 2,652,377
Convertible promissory notes beneficial conversion feature	0	0
Interest expense, convertible promissory notes	$ 280,936	$ 3,565,199